November 2, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust (the “Trust”)
File Nos. 333-123998/811-21749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 24 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2015 (Accession No. 0001193125-15-356256).

If you have any questions concerning this filing, please contact the undersigned at (212) 326-5334.

Very truly yours,

/s/ Steven A. Yadegari
Steven A. Yadegari
Secretary and Chief Legal Officer
CRM Mutual Fund Trust

cc:	I. Sajous

J. Kantrowitz

E. Blanchard